BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2017
MG Cleaners Llc [Member]
Basis of Accounting [Text Block]
NOTE 1 –BASIS OF PRESENTATION

The accompanying unaudited interim financial statements of MG Cleaners, LLC (“we”, “our”, “MG” or the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America and should be read in conjunction with the audited financial statements and notes thereto for the years ended December 31, 2016 and 2015. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which would substantially duplicate the disclosures contained in the audited financial statements for years ended December 31, 2016 and 2015 have been omitted.